Condensed Consolidated Statements of Shareholders' Deficit (Unaudited) - USD ($)	Total	Scenario Previously Reported Member	Adjusted Balance [Member]	Tailwind Two Acquisition Corp [Member]	Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock Revision Of Prior Period Reclassification Adjustment Member	Redeemable Convertible Preferred Stock Scenario Previously Reported Member	Redeemable Convertible Preferred Stock Adjusted Balance [Member]	Common Stock [Member]	Common Stock [Member] Revision Of Prior Period Reclassification Adjustment Member	Common Stock [Member] Scenario Previously Reported Member	Common Stock [Member] Adjusted Balance [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Revision Of Prior Period Reclassification Adjustment Member	Additional Paid-in Capital [Member] Scenario Previously Reported Member	Additional Paid-in Capital [Member] Adjusted Balance [Member]	Additional Paid-in Capital [Member] Tailwind Two Acquisition Corp [Member]	Retained Earnings [Member]	Retained Earnings [Member] Scenario Previously Reported Member	Retained Earnings [Member] Adjusted Balance [Member]	Retained Earnings [Member] Tailwind Two Acquisition Corp [Member]	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Scenario Previously Reported Member	Accumulated Other Comprehensive Loss Adjusted Balance [Member]	Non-controlling Interest	Non-controlling Interest Scenario Previously Reported Member	Non-controlling Interest Adjusted Balance [Member]	Common Class A [Member] Common Stock [Member] Tailwind Two Acquisition Corp [Member]	Common Class B [Member] Common Stock [Member] Tailwind Two Acquisition Corp [Member]
Balance at the beginning (in shares) at Dec. 31, 2019					396,870				2,407,946
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (10,455,000)																	$ (10,455,000)
Other comprehensive loss, net of tax	(194,000)																					$ (194,000)
Contributions from non-controlling interest, net of issuance costs	14,475,000																								$ 14,475,000
Share-based compensation	1,230,000												$ 1,230,000
Share-based compensation (in share)									(6,250)
Exercise of stock options (in shares)									37,938
Exercise of stock options	113,000												113,000
Balance at the end at Dec. 31, 2020				$ 18,907													$ 24,137				$ (6,093)								$ 863
Balance at the end (in shares) at Dec. 31, 2020					396,870				2,439,634																				8,625,000
Balance at the beginning at Dec. 31, 2019	(32,260,000)				$ 8,000,000				$ 0				6,111,000					(47,629,000)				(10,000)			9,268,000
Ending balance at Dec. 31, 2020							$ 8,000,000	$ 8,000,000
Ending balance, Shares at Dec. 31, 2020						10,550,816	396,870	10,947,686
Balance at the end at Dec. 31, 2020	(27,091,000)	$ (27,091,000)	$ (27,091,000)		$ 8,000,000					$ 7,000	$ 0	$ 7,000	7,454,000	$ (7,000)	$ 7,454,000	$ 7,447,000		(58,084,000)	$ (58,084,000)	$ (58,084,000)		(204,000)	$ (204,000)	$ (204,000)	23,743,000	$ 23,743,000	$ 23,743,000
Ending balance (Shares) at Dec. 31, 2020										64,857,839	2,439,634	67,297,473
Balance at the beginning at Nov. 17, 2020				0													0				0							$ 0	$ 0
Balance at the beginning (in shares) at Nov. 17, 2020																												0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor				25,000													24,137												$ 863
Issuance of Class B common stock to Sponsors (in shares)																													8,625,000
Net loss				(6,093)																	(6,093)
Balance at the end at Dec. 31, 2020				18,907													24,137				(6,093)								$ 863
Balance at the end (in shares) at Dec. 31, 2020					396,870				2,439,634																				8,625,000
Ending balance at Dec. 31, 2020							$ 8,000,000	$ 8,000,000
Ending balance, Shares at Dec. 31, 2020						10,550,816	396,870	10,947,686
Balance at the end at Dec. 31, 2020	(27,091,000)	(27,091,000)	(27,091,000)		$ 8,000,000					$ 7,000	$ 0	$ 7,000	7,454,000	(7,000)	7,454,000	7,447,000		(58,084,000)	(58,084,000)	(58,084,000)		(204,000)	(204,000)	(204,000)	23,743,000	23,743,000	23,743,000
Ending balance (Shares) at Dec. 31, 2020										64,857,839	2,439,634	67,297,473
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(77,496,000)																	(77,496,000)
Other comprehensive loss, net of tax	110,000																					110,000
Share-based compensation	168,000												168,000
Exercise of stock options (in shares)									164,352
Exercise of stock options	19,000												19,000
Issuance of warrants, net of issuance costs	66,060,000												66,060,000
Issuance of common stock in exchange for non-controlling interest, net of issuance costs, Shares									10,704,772
Issuance of common stock in exchange for non-controlling interest, net of issuance costs	(432,000)								$ 1,000				23,310,000												(23,743,000)
Ending balance at Mar. 31, 2021					$ 8,000,000
Ending balance, Shares at Mar. 31, 2021					10,947,686
Balance at the end at Mar. 31, 2021	$ (38,662,000)								$ 8,000				97,004,000					(135,580,000)				(94,000)			0
Ending balance (Shares) at Mar. 31, 2021									78,166,597
Balance at the beginning at Dec. 31, 2020				18,907													24,137				(6,093)								$ 863
Balance at the beginning (in shares) at Dec. 31, 2020					396,870				2,439,634																				8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors (in shares)	5,080,409
Issuance of warrants, net of issuance costs				4,056,000													4,056,000
Accretion to Class A Ordinary Shares subject to possible redemption				(30,151,972)													$ (4,080,137)				(26,071,835)
Net loss	$ (138,982,000)			(2,450,595)														(138,982,000)			(2,450,595)
Other comprehensive loss, net of tax	168,000																					168,000
Contributions from non-controlling interest, net of issuance costs	0
Share-based compensation	$ 678,000												678,000
Exercise of stock options (in shares)	21,716								21,716
Exercise of stock options	$ 242,000												242,000
Issuance of common stock in exchange for non-controlling interest, net of issuance costs	(432,000)												23,311,000												(23,743,000)
Issuance of common stock in exchange for non-controlling interest, net of issuance costs (in share)									388,064
Issuance of warrants, net of issuance costs	66,060,000												66,060,000
Balance at the end at Dec. 31, 2021				$ (28,527,660)					$ 0												$ (28,528,523)								$ 863
Balance at the end (in shares) at Dec. 31, 2021					396,870				2,849,414																				8,625,000
Beginning balance, Shares at Dec. 31, 2020						10,550,816	396,870	10,947,686
Beginning balance at Dec. 31, 2020							$ 8,000,000	$ 8,000,000
Beginning Balance (Shares) at Dec. 31, 2020										64,857,839	2,439,634	67,297,473
Balance at the beginning at Dec. 31, 2020	(27,091,000)	$ (27,091,000)	(27,091,000)		$ 8,000,000					$ 7,000	$ 0	$ 7,000	7,454,000	(7,000)	7,454,000	7,447,000		(58,084,000)	(58,084,000)	(58,084,000)		(204,000)	(204,000)	(204,000)	23,743,000	23,743,000	23,743,000
Ending balance at Dec. 31, 2021							$ 8,000,000	$ 8,000,000
Ending balance, Shares at Dec. 31, 2021						10,550,816	396,870	10,947,686
Balance at the end at Dec. 31, 2021	(99,357,000)		$ (99,357,000)		8,000,000		$ (99,357,000)			$ 8,000	$ 0	$ 8,000	97,737,000	$ (8,000)	$ 97,745,000	$ 97,737,000		(197,066,000)	$ (197,066,000)	$ (197,066,000)		(36,000)	$ (36,000)	$ (36,000)	0	$ 0	$ 0
Balance at the end (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2021	(122,000)																	(122,000)
Ending balance (Shares) at Dec. 31, 2021										75,751,869	2,849,414	78,601,283
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(71,372,000)																	(71,372,000)
Other comprehensive loss, net of tax	47,000																					47,000
Share-based compensation	17,335,000												17,335,000
Exercise of stock options (in shares)									172,651
Exercise of stock options	146,000												146,000
Ending balance at Mar. 31, 2022					$ 0
Ending balance, Shares at Mar. 31, 2022					0
Balance at the end at Mar. 31, 2022	(34,151,000)								$ 14,000				234,384,000					$ (268,560,000)				$ 11,000			$ 0
Ending balance (Shares) at Mar. 31, 2022									137,295,455
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of redeemable convertible preferred stock into common stock, Shares									10,947,686
Conversion of redeemable convertible preferred stock into common stock	8,000,000								$ 1,000				7,999,000
Conversion of redeemable convertible preferred stock into common stock, Shares					(10,947,686)
Conversion of redeemable convertible preferred stock into common stock					$ (8,000,000)
Net settlement of liability-classified warrants into common stock, Shares									694,873
Net settlement of liability-classified warrants into common stock	7,616,000												7,616,000
Net settlement of equity-classified warrants into common stock, Shares									22,343,698
Net settlement of equity-classified warrants into common stock	0								$ 2,000				(2,000)
Issuance of common stock in connection with the Tailwind Two Merger and PIPE Investment, net of issuance costs, Shares									16,114,695
Issuance of common stock in connection with the Tailwind Two Merger and PIPE Investment, net of issuance costs	6,928,000								$ 2,000				6,926,000
Issuance of common stock in connection with financing transactions, net of issuance costs, Shares									4,325,000
Issuance of common stock in connection with financing transactions, net of issuance costs	40,734,000								$ 1,000				40,733,000
Reclassification Of Liability Classified Warrants And Derivatives To Equity Classified	11,007,000												11,007,000
Issuance of contingently issuable common stock, Shares									4,095,569
Issuance of contingently issuable common stock	$ 44,887,000												$ 44,887,000